Cover Document	May 05, 2020	May 04, 2020
Cover page [Abstract]
Document Type	8-K
Document Period End Date	May 05, 2020
Entity Incorporation, State or Country Code	DE
Entity File Number	1-12139
Entity Tax Identification Number	65-0654331
Entity Address, Address Line One	2415 Cascade Pointe Boulevard
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28208
City Area Code	980
Local Phone Number	221-3235
Written Communications	false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.10 per share
Trading Symbol	SEE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001012100
Entity Registrant Name	SEALED AIR CORP/DE
Amendment Flag	false